UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22019


                  First Trust Exchange-Traded ALPHADEX(TM) Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   July 31
                                               -----------


             Date of reporting period: July 1, 2006 - June 30, 2007
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record



AGM = Annual Meeting of Shareholders
EGM = Special Meeting of Shareholders


--------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
--------------------------------------------


                                                        AGENDA
MEETING    MEETING                           SECURITY   ITEM                                  MGMT    VOTE   RECORD
DATE       TYPE     COMPANY         TICKER   ID         NUMBER  AGENDA ITEM                   REC     CAST   DATE      PROPONENT
-------    -------  --------------  ------    --------  ------  -----------------             ----    ----   -------   ---------
6/21/2007    EGM    Dollar General  DG        256669102   1     Approve Merger Agreement      For      For   5/18/2007  Mgmt
                    Corp.
6/21/2007    EGM    Dollar General  DG        256669102   2     Adjourn Meeting               For      For   5/18/2007  Mgmt
                    Corp.

------------------------------------------
FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
------------------------------------------

                                                        AGENDA
MEETING    MEETING                           SECURITY   ITEM                                  MGMT    VOTE   RECORD
DATE       TYPE     COMPANY         TICKER   ID         NUMBER  AGENDA ITEM                   REC     CAST   DATE      PROPONENT
-------    -------  --------------  ------    --------  ------  -----------------             ----    ----   -------   ---------
6/20/2007    EGM    Investors       IFIN      461915100   1     Approve Merger Agreement      For     For    5/15/2007  Mgmt
                    Financial
                    Services Corp.
6/20/2007    EGM    Investors       IFIN      461915100   2     Adjourn Meeting               For     For    5/15/2007  Mgmt
                    Financial
                    Services Corp.

--------------------------------------------
FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
--------------------------------------------


                                                         AGENDA
MEETING    MEETING                            SECURITY   ITEM                                  MGMT   VOTE    RECORD
DATE       TYPE     COMPANY          TICKER   ID         NUMBER  AGENDA ITEM                   REC    CAST    DATE       PROPONENT
-------    -------  --------------   ------    --------  ------  -----------------             ----   ----    -------    ---------
6/14/2007   EGM    Lone Star          LSS      542312103   1     Approve Merger Agreement      For    For     5/15/2007  Mgmt
                   Technologies, Inc.
6/14/2007   EGM    Lone Star          LSS      542312103   2     Adjourn Meeting               For    For     5/15/2007  Mgmt
                   Technologies, Inc.
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.1   Elect Director Gedalio        For    For     5/18/2007  Mgmt
                                                                 Grinberg
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.2   Elect Director Efraim         For    For     5/18/2007  Mgmt
                                                                 Grinberg
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.3   Elect Director Margaret       For    For     5/18/2007  Mgmt
                                                                 Hayes-Adame
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.4   Elect Director Richard Cote   For    For     5/18/2007  Mgmt
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.5   Elect Director Alan H. Howard For    For     5/18/2007  Mgmt
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.6   Elect Director Richard        For    For     5/18/2007  Mgmt
                                                                 Isserman
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.7   Elect Director Nathan         For    For     5/18/2007  Mgmt
                                                                 Leventhal
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.8   Elect Director Donald Oresman For    For     5/18/2007  Mgmt
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.9   Elect Director Leonard L.     For    Wthld   5/18/2007  Mgmt
                                                                 Silverstein
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   2     Ratify Auditors               For    For     5/18/2007  Mgmt
6/14/2007   AGM    Paxar Corp.        PXR      704227107   1     Approve Merger Agreement      For    For     5/18/2007  Mgmt
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.1   Elect Director Jack Becker    For    For     5/18/2007  Mgmt
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.2   Elect Director Leo Benatar    For    For     5/18/2007  Mgmt
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.3   Elect Director Victor         For    For     5/18/2007  Mgmt
                                                                 Hershaft
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.4   Elect Director David E.       For    For     5/18/2007  Mgmt
                                                                 McKinney
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.5   Elect Director James R.       For    For     5/18/2007  Mgmt
                                                                 Painter
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.6   Elect Director Roger M.       For    For     5/18/2007  Mgmt
                                                                 Widmann
6/27/2007   EGM    Sierra Health      SIE      826322109   1     Approve Merger Agreement      For    For     5/18/2007  Mgmt
                   Services, Inc.


-----------------------------------------------------------
FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
-----------------------------------------------------------


Item 1.  Proxy Voting Record

The Registrant did not receive any proxies and accordingly did not vote any proxies during the reporting period on behalf of the Fund.

------------------------------------------------------------
FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
------------------------------------------------------------

                                                        AGENDA
MEETING    MEETING                            SECURITY  ITEM                                  MGMT    VOTE   RECORD
DATE       TYPE     COMPANY         TICKER    ID        NUMBER  AGENDA ITEM                   REC     CAST   DATE      PROPONENT
-------    -------  --------------  ------    --------  ------  -----------------             ----    ----   -------   ---------
6/21/2007  EGM      Dollar General  DG        256669102   1     Approve Merger Agreement       For    For    5/18/2007  Mgmt
                    Corp.
6/21/2007  EGM      Dollar General  DG        256669102   2     Adjourn Meeting                For    For    5/18/2007  Mgmt
                    Corp.

---------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
---------------------------------------------


                                                         AGENDA
MEETING    MEETING                            SECURITY   ITEM                                  MGMT   VOTE    RECORD
DATE       TYPE     COMPANY          TICKER   ID         NUMBER  AGENDA ITEM                   REC    CAST    DATE       PROPONENT
-------    -------  --------------   ------    --------  ------  -----------------             ----   ----    -------    ---------
6/14/2007   EGM    Lone Star          LSS      542312103   1     Approve Merger Agreement      For     For    5/15/2007  Mgmt
                   Technologies, Inc.
6/14/2007   EGM    Lone Star          LSS      542312103   2     Adjourn Meeting               For     For    5/15/2007  Mgmt
                   Technologies, Inc.
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.1   Elect Director Gedalio        For     For    5/18/2007  Mgmt
                                                                 Grinberg
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.2   Elect Director Efraim         For     For    5/18/2007  Mgmt
                                                                 Grinberg
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.3   Elect Director Margaret       For     For    5/18/2007  Mgmt
                                                                 Hayes-Adame
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.4   Elect Director Richard Cote   For     For    5/18/2007  Mgmt
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.5   Elect Director Alan H. Howard For     For    5/18/2007  Mgmt
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.6   Elect Director Richard        For     For    5/18/2007  Mgmt
                                                                 Isserman
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.7   Elect Director Nathan         For     For    5/18/2007  Mgmt
                                                                 Leventhal
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.8   Elect Director Donald Oresman For     For    5/18/2007  Mgmt
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   1.9   Elect Director Leonard L.     For     Wthld  5/18/2007  Mgmt
                                                                 Silverstein
6/14/2007   AGM    Movado Group, Inc. MOV      624580106   2     Ratify Auditors               For     For    5/18/2007  Mgmt

----------------------------------------------
FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
----------------------------------------------


                                                         AGENDA
MEETING    MEETING                            SECURITY   ITEM                                  MGMT   VOTE    RECORD
DATE       TYPE     COMPANY          TICKER   ID         NUMBER  AGENDA ITEM                   REC    CAST    DATE       PROPONENT
-------    -------  --------------   ------    --------  ------  -----------------             ----   ----    -------    ---------
6/14/2007   AGM    Paxar Corp.        PXR      704227107   1     Approve Merger Agreement      For     For    5/18/2007  Mgmt
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.1   Elect Director Jack Becker    For     For    5/18/2007  Mgmt
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.2   Elect Director Leo Benatar    For     For    5/18/2007  Mgmt
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.3   Elect Director Victor         For     For    5/18/2007  Mgmt
                                                                 Hershaft
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.4   Elect Director David E.       For     For    5/18/2007  Mgmt
                                                                 McKinney
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.5   Elect Director James R.       For     For    5/18/2007  Mgmt
                                                                 Painter
6/14/2007   AGM    Paxar Corp.        PXR      704227107   2.6   Elect Director Roger M.       For     For    5/18/2007  Mgmt
                                                                 Widmann
6/20/2007   EGM    Investors          IFIN     461915100   1     Approve Merger Agreement      For     For    5/15/2007  Mgmt
                   Financial
                   Services Corp.
6/20/2007   EGM    Investors          IFIN     461915100   2     Adjourn Meeting               For     For    5/15/2007  Mgmt
                   Financial
                   Services Corp.
6/21/2007   EGM    Dollar General     DG       256669102   1     Approve Merger Agreement      For     For    5/18/2007  Mgmt
                   Corp.
6/21/2007   EGM    Dollar General     DG       256669102   2     Adjourn Meeting               For     For    5/18/2007  Mgmt
                   Corp.
6/27/2007   EGM    Sierra Health      SIE      826322109   1     Approve Merger Agreement      For     For    5/18/2007  Mgmt
                   Services, Inc.

----------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
----------------------------------------------------


                                                           AGENDA
MEETING    MEETING                              SECURITY   ITEM                                 MGMT   VOTE    RECORD
DATE       TYPE     COMPANY            TICKER   ID         NUMBER  AGENDA ITEM                  REC    CAST    DATE       PROPONENT
-------    -------  --------------     ------   --------   ------  -----------------            ----   ----    -------    ---------
6/21/2007   EGM     Dollar General     DG       256669102   1      Approve Merger Agreement     For     For    5/18/2007  Mgmt
                    Corp.
6/21/2007   EGM     Dollar General     DG       256669102   2      Adjourn Meeting              For     For    5/18/2007  Mgmt
                    Corp.
6/28/2007   EGM     The Servicemaster  SVM      81760N109   1      Approve Merger Agreement     For     For    5/22/2007  Mgmt
                    Company
6/28/2007   EGM     The Servicemaster  SVM      81760N109   2      Adjourn Meeting              For     For    5/22/2007  Mgmt
                    Company

----------------------------------------------
FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
----------------------------------------------

Item 1.  Proxy Voting Record

The Registrant did not receive any proxies and accordingly did not vote any proxies during the reporting period on behalf of the Fund.




---------------------------------------------
FIRST TRUST ENERGY ALPHADEX(TM) FUND
---------------------------------------------

Item 1.  Proxy Voting Record

The Registrant did not receive any proxies and accordingly did not vote any proxies during the reporting period on behalf of the Fund.




---------------------------------------------
FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
---------------------------------------------


                                                           AGENDA
MEETING    MEETING                              SECURITY   ITEM                                MGMT   VOTE    RECORD
DATE       TYPE     COMPANY             TICKER  ID         NUMBER  AGENDA ITEM                 REC    CAST    DATE       PROPONENT
-------    -------  --------------      ------  --------   ------  -----------------           ----   ----    -------    ---------
6/20/2007  EGM     Investors Financial  IFIN    461915100  1       Approve Merger Agreement    For    For     5/15/2007  Mgmt
                   Services
                   Corp.

6/20/2007  EGM     Investors Financial  IFIN    461915100  2       Adjourn Meeting             For    For     5/15/2007  Mgmt
                   Services
                   Corp.

---------------------------------------------
FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
---------------------------------------------


                                                           AGENDA
MEETING    MEETING                              SECURITY   ITEM                                MGMT   VOTE    RECORD
DATE       TYPE     COMPANY             TICKER  ID         NUMBER  AGENDA ITEM                 REC    CAST    DATE       PROPONENT
-------    -------  --------------      ------  --------   ------  -----------------           ----   ----    -------    ---------
6/27/2007  EGM      Sierra Health       SIE     826322109  1       Approve Merger Agreement    For    For     5/18/2007  Mgmt
                    Services, Inc.

-----------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
-----------------------------------------------------------

Item 1.  Proxy Voting Record

The Registrant did not receive any proxies and accordingly did not vote any proxies during the reporting period on behalf of the Fund.

---------------------------------------------
FIRST TRUST MATERIALS ALPHADEX(TM) FUND
---------------------------------------------

Item 1.  Proxy Voting Record

The Registrant did not receive any proxies and accordingly did not vote any proxies during the reporting period on behalf of the Fund.

---------------------------------------------
FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
---------------------------------------------

Item 1.  Proxy Voting Record

The Registrant did not receive any proxies and accordingly did not vote any proxies during the reporting period on behalf of the Fund.

---------------------------------------------
FIRST TRUST UTILITIES ALPHADEX(TM) FUND
---------------------------------------------

Item 1.  Proxy Voting Record

The Registrant did not receive any proxies and accordingly did not vote any proxies during the reporting period on behalf of the Fund.

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST EXCHANGE-TRADED
                           ALPHADEX(TM) FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2007
                           -------------------------

* Print the name and title of each signing officer under his or her signature.